Expense Example - FidelitySeriesSustainableUSMarketFund-PRO - FidelitySeriesSustainableUSMarketFund-PRO - Fidelity Series Sustainable U.S. Market Fund - Fidelity Series Sustainable U.S. Market Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	1
5 years	21
10 years	$ 93